STOCK-BASED EMPLOYEE COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Option Activity

The following information is presented post reverse split for the stock option activity for the year ended December 31, 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Outstanding at December 31, 2010	293,372	$7.45	8.37 Years	$66,544
Exercised	(1,000)	$5.70
Expired	(33,073)	$2.81
Forfeited	-	$-
Granted	-	$-
Outstanding at December 31, 2011	259,299	$7.75	7.69 Years	$-
Exercised	-	$-
Expired	(3,000)	$5.33
Forfeited	-	$-
Granted	425,842	$5.68	6.00 Years
Outstanding at December 31, 2012	682,141	$6.47	8.52 Years	$88,000
Outstanding exercisable at December 31, 2012	262,952	$7.31	6.98 Years	$9,252

Summary Of Weighted Average Fair Value Of Warrants and Options Granted

The weighted average fair value of warrants and options granted during the periods are as follows:

	2012	2011
Exercise price lower than the market price	$-	$-
Exercise price equaled the market price	$ 4.56 - $4.58	$-
Exercise price exceeded the market price	$6.00	$-